Revenue - Impact of adoption of ASC 606 on the Financial position (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Impact of adoption of ASC 606 on the Financial position
Proceeds from Customers	¥ 66,954
Deferred revenue			¥ 62,478	¥ 12,051
Accrued expenses and other current liabilities		$ 51,300	352,714	¥ 343,936
Without adoption of ASC 606
Impact of adoption of ASC 606 on the Financial position
Proceeds from Customers	108,810
Deferred revenue			23,199
Accrued expenses and other current liabilities			350,137
Adjustments
Impact of adoption of ASC 606 on the Financial position
Proceeds from Customers	¥ 41,856
Deferred revenue			(39,279)
Accrued expenses and other current liabilities			¥ (2,577)